Notes to the Assets of the Balance Sheet - Summary Of Quantitative Information About Right of use Assets Explanatory (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 43,160,253	€ 42,506,000
Additions	4,868,000	3,459,000
Depreciation of Right-of-Use Assets	(3,586,000)	(2,805,000)
Disposals	(78,000)
Ending Balance	44,417,767	43,160,253	€ 42,506,000
Beginning Balance	42,557,000	40,783,000
Additions	5,286,000	4,122,000
Interest Expenses on Lease Liabilities	1,173,000	932,000	0
Lease Payments	(3,918,000)	(2,349,801)	0
Disposals	(79,000)
Ending Balance	45,019,000	42,557,000	40,783,000
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,586,000	42,094,000
Additions	4,660,000	3,009,000
Depreciation of Right-of-Use Assets	(3,218,000)	(2,517,000)
Disposals	(78,000)
Ending Balance	43,950,000	42,586,000	42,094,000
Interest Expenses on Lease Liabilities	0	0
Lease Payments	0	0
Car [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	238,000	244,000
Additions	196,000	138,000
Depreciation of Right-of-Use Assets	(162,000)	(144,000)
Disposals	0
Ending Balance	272,000	238,000	244,000
Interest Expenses on Lease Liabilities	0	0
Lease Payments	0	0
Technical Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	336,000	168,000
Additions	12,000	312,000
Depreciation of Right-of-Use Assets	(152,000)	(144,000)
Disposals	0
Ending Balance	196,000	336,000	€ 168,000
Interest Expenses on Lease Liabilities	0	0
Lease Payments	€ 0	€ 0